Shareholder Fees - NYLI PineStone U.S. Equity Fund - Class P	Oct. 31, 2024
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%